Goodwill and Other Intangible Assets Changes in Goodwill Carrying Amount (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 17, 2011	Jan. 19, 2011	Dec. 31, 2009
Goodwill [Line Items]
Acquisition	$ 11,117,770
Balance as of December 31, 2010	11,117,770	0	4,104,500	7,013,500	558,168
Goodwill, Impairment Loss	0	558,168
PCT Acquisition [Member]
Goodwill [Line Items]
Acquisition	7,000,000
Amorcyte Acquisition [Member]
Goodwill [Line Items]
Acquisition	$ 4,100,000